SUN CAPITAL ADVISERS TRUST

SC Goldman Sachs Mid Cap Value Fund

Supplement dated November 8, 2011

To the Statement of Additional Information dated May 1, 2011

This supplement announces the retirement of Katinka Domotorffy, portfolio manager of the SC Goldman Sachs Mid Cap Value Fund (the “Fund”), effective December 31, 2011.  Additionally, this supplement replaces the other two named portfolio managers on the Fund, effective immediately.

1.  Effective December 31, 2011, Katinka Domotorffy will retire from Goldman Sachs Asset Management, L.P. and no longer have portfolio management responsibilities with respect to the Fund.  Therefore, all references to Katinka Domotorffy in the Statement of Additional Information are deleted as of January 1, 2012.

2.  Effective immediately, the other two named portfolio managers of the Fund, Andrew Alford and William J. Fallon, no longer have portfolio management responsibilities with respect to the Fund.  Therefore, all references to Andrew Alford and William J. Fallon in the Statement of Additional Information are hereby deleted.

3.  Effective immediately, information about the Fund’s new portfolio managers, Ronald Hua and Len Ioffe, is hereby added to the Statement of Additional Information.  The following sections of the Statement of Additional Information, dated May 1, 2011, relating to the Fund are hereby revised as indicated:

a)  Beginning on page 46 under the heading “Portfolio Managers,” Ronald Hua and Len Ioffe are hereby added as portfolio managers of the Fund in all of the places where the Fund is referenced.

b)  In the section entitled “Other Accounts Managed by Portfolio Managers – Goldman Sachs Asset Management, L.P.” beginning on page 57, the account information as of September 30, 2011 for Ronald Hua and Len Ioffe is hereby added as follows:

Manager	Total # of Accounts	Total Assets Under Management (in billions)
Ronald Hua
Other Registered Investment Companies	35	$ 10.2
Other Pooled Vehicles	62	$ 7.1
Other Accounts	1,143	$ 28.5
Len Ioffe
Other Registered Investment Companies	35	$ 10.2
Other Pooled Vehicles	62	$ 7.1
Other Accounts	1,143	$ 28.5

c)  In the section entitled “Performance Fees – GSAM” on page 58, the following performance-based fee account information as of September 30, 2011 is hereby added to the performance fee table:

Manager	Total # of Performance-based Fee Accounts	Total Assets Under Management (in billions)
Ronald Hua
Other Registered Investment Companies	13	$ 2.7
Other Pooled Vehicles	9	$ 1.6
Other Accounts	27	$ 6.8
Len Ioffe
Other Registered Investment Companies	13	$ 2.7
Other Pooled Vehicles	9	$ 1.6
Other Accounts	27	$ 6.8